Issued capital and reserves & Shareholders of Global Blue (Tables)	6 Months Ended
Sep. 30, 2022
Disclosure of Issued Capital And Reserves [Abstract]
Disclosure of share capital
Number of shares authorized and issued

	Six months ended September 30
Number of shares authorized and issued	2022				2021
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Total
Opening balance at April 1	192,534,962	17,788,512	—	210,323,474	187,534,962	23,717,989	211,252,951
Issuance of share capital Global Blue Group Holding A.G.	8,587,786	—	21,176,470	29,764,256	—	—	—
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	—	104,135	5,000,000	—	5,000,000
Closing balance as of September 30	201,226,883	17,788,512	21,176,470	240,191,865	192,534,962	23,717,989	216,252,951

	Three months ended September 30
Number of shares authorized and issued	2022				2021
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Total
Opening balance at July 1	201,226,883	17,788,512	21,176,470	240,191,865	187,534,962	23,717,989	211,252,951
Issuance of treasury shares by Global Blue Group Holding A.G.	—	—	—	—	5,000,000	—	5,000,000
Closing balance as of September 30	201,226,883	17,788,512	21,176,470	240,191,865	192,534,962	23,717,989	216,252,951
Shareholders of Global Blue Group Holding AG

	Shareholders of Global Blue Group Holding AG
	September 30, 2022
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants

Silver Lake and Affiliate~~s~~ (1)	97,258,598	11,970,487	109,229,085	47.8%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	19.7%	2,701,935
CK Opportunities Fund I, LP (4)	9,286,969	21,176,470	30,463,439	13.3%	—
Ant Group	12,500,000	—	12,500,000	5.5%	—
GB Directors, Executive Management & Other Employees	8,381,155	774,517	9,155,672	4.0%	516,317
Other Shareholders	22,174,963	—	22,174,963	9.7%	20,969,283
Total excl. GB Group	189,731,513	38,860,611	228,592,124	100.0%	30,735,950
GB Group	11,495,370	104,371	11,599,741		—
Total incl. GB Group	201,226,883	38,964,982	240,191,865		30,735,950

	Shareholders of Global Blue Group Holding AG
	March 31, 2022
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants

Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	55.1%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	22.7%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,198,164	878,652	10,076,816	5.1%	516,317
Other Shareholders	21,539,634	—	21,539,634	10.8%	20,969,283
Total excl. GB Group	180,626,224	17,788,276	198,414,500	100.0%	30,735,950
GB Group	11,908,738	236	11,908,974		—
Total incl. GB Group	192,534,962	17,788,512	210,323,474		30,735,950

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group
(4) - Corresponds to Certares Opportunities LLC and Knighthead Opportunities Capital Management, LLC

Disclosure of treasury shares

Six months ended September 30, 2022
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2022	12,995,018	104,371	13,099,389	(9,297)	(882)	(10,179)
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	104,135	(1)	—	(1)
Vested RSA shares	(413,806)	—	(413,806)	4	—	4
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(1,189,977)	—	(1,189,977)	9,178	—	9,178
Closing balance as of September 30, 2022	11,495,370	104,371	11,599,741	(116)	(882)	(998)

Three months ended September 30, 2022
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of July 1, 2022	13,099,153	104,371	13,203,524	(9,298)	(882)	(10,180)
Vested RSA shares	(413,806)	—	(413,806)	4	—	4
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(1,189,977)	—	(1,189,977)	9,178	—	9,178
Closing balance as of September 30, 2022	11,495,370	104,371	11,599,741	(116)	(882)	(998)

Six months ended September 30, 2021
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)
Conversion of shares	34,711	(34,711)	—	(366)	366	—
Acquisition of treasury shares	5,000,000	—	5,000,000	(46)	—	(46)
Closing balance as of September 30, 2021	13,086,280	104,135	13,190,415	(9,289)	(880)	(10,169)

Three months ended September 30, 2021
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of July 1, 2021	8,086,280	104,135	8,190,415	(9,243)	(880)	(10,123)
Acquisition of treasury shares	5,000,000	—	5,000,000	(46)	—	(46)
Closing balance as of September 30, 2021	13,086,280	104,135	13,190,415	(9,289)	(880)	(10,169)